Financial Instruments - Schedule of Lines of Credit (Detail) $ in Millions	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
Other lines of credit in foreign subsidiaries	$ 9,440
Other lines of credit from banks	11,294
Revolving credit facility	22,303
Total	43,037
Other lines of credit in foreign subsidiaries, available	7,286
Other lines of credit from banks, available	8,956
Revolving credit facility, available	16,211
Total, available	$ 32,453